Disclosure of foreign currency risk (Details) - Currency risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
USD / CAD exchange rate [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 5.6	$ 3.9
Effect of variance increase on other comprehensive income	(2.0)	1.2
Effect of variance decrease on after-tax profit	(6.8)	4.9
Effect of variance decrease on other comprehensive income	$ 2.4	$ 1.5
USD / PEN exchange rate [Member]
Statement [Line Items]
Sensitivity analysis, variance, percentage	10.00%	10.00%
Effect of variance increase on after-tax profit	$ 2.1	$ 2.0
Effect of variance increase on other comprehensive income	0.0	0.0
Effect of variance decrease on after-tax profit	(2.6)	2.5
Effect of variance decrease on other comprehensive income	$ 0.0	$ 0.0